Reconciliation of Financial Statements to Form 5500 (Details) - Community Financial System, Inc. 401(k) Employee Stock Ownership Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of net assets available for benefits per the financial statements to Form 5500
Net assets available for benefits per financial statements	$ 508,871,923	$ 473,772,083	$ 415,165,866
Allowance for notes receivable from participants	466,000	438,000
Net assets available for benefits per Form 5500	509,337,923	474,210,083
Reconciliation of the net increase in net assets available for benefits per the financial statements to Form 5500
Net increase in net assets available for benefits per financial statements	35,099,840	58,606,217
Allowance utilized for deemed distributions	(410,770)	(494,773)
Reserve for deemed distributions	438,770	515,773
Net increase in net assets available for benefits per Form 5500	$ 35,127,840	$ 58,627,217